Accounts and Other Receivables and Contract Assets - Summary of Loss Allowances For Certain Receivables Including Ageing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Receivables from core retail credit and enablement service	¥ 1,354,390	¥ 1,564,189	¥ 3,736,176
Receivables from other technology platform-based service	71,005	181,602	508,202
Receivables from referral arrangements	6,005	51,724	586,461
Receivables from guarantee arrangements	308,223	273,838	430,908
Loss allowance	(131,177)	(274,012)	(639,501)
Current [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Receivables from core retail credit and enablement service	1,284,919	1,363,507	3,315,385
Receivables from other technology platform-based service	71,005	181,602	508,202
Receivables from referral arrangements	6,005	51,724	586,461
Receivables from guarantee arrangements	269,277	192,888	321,228
Loss allowance	(30,251)	(21,505)	(147,337)
Later than one day and not later than three months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Receivables from core retail credit and enablement service	29,109	83,450	176,470
Receivables from other technology platform-based service	0	0	0
Receivables from referral arrangements	0	0	0
Receivables from guarantee arrangements	18,862	36,807	52,191
Loss allowance	(41,455)	(94,142)	(211,145)
Later than three months and not later than six months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Receivables from core retail credit and enablement service	40,362	117,232	244,321
Receivables from other technology platform-based service	0	0	0
Receivables from referral arrangements	0	0	0
Receivables from guarantee arrangements	20,084	44,143	57,489
Loss allowance	¥ (59,471)	¥ (158,365)	¥ (281,019)